Expense Example, No Redemption {- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-13 - Fidelity Global Commodity Stock Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor Global Commodity Stock Fund: Class A
Expense Example, No Redemption:
1 Year	$ 701
3 Years	966
5 Years	1,252
10 Years	2,063
Fidelity Advisor Global Commodity Stock Fund: Class M
Expense Example, No Redemption:
1 Year	506
3 Years	834
5 Years	1,185
10 Years	2,173
Fidelity Advisor Global Commodity Stock Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	643
5 Years	1,103
10 Years	2,379
Fidelity Advisor Global Commodity Stock Fund: Class I
Expense Example, No Redemption:
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166
Fidelity Advisor Global Commodity Stock Fund: Class Z
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049